Provision for Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 608,200	$ 505,486	$ 357,611
Value allowance	(608,200)	(505,486)	(357,611)
Deferred tax assets – net